Loans and Leases - Schedule of Loans Disaggregated by Year of Origination and by Risk Rating (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	$ 133,302	$ 70,781	$ 32,372
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	131,752	69,917
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	606	480
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	329	214
90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	615	170
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	15,178	15,142
Term loans by origination year, year two	12,381	10,760
Term loans by origination year, year three	9,054	8,245
Term loans by origination year, year four	6,619	5,860
Term loans by origination year, year five	4,352	3,101
Term loans by origination year, more than five years before current fiscal year	5,212	4,449
Revolving	6,881	5,868
Revolving Converted to Term Loans	21	30
Total loans and leases	59,698	53,455
Commercial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	58,621	52,770
Commercial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	373	387
Commercial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	241	192
Commercial | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	463	106
Commercial | Commercial construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1,011	1,146
Term loans by origination year, year two	1,365	759
Term loans by origination year, year three	596	529
Term loans by origination year, year four	299	221
Term loans by origination year, year five	98	27
Term loans by origination year, more than five years before current fiscal year	60	80
Revolving	36	42
Revolving Converted to Term Loans	0	0
Total loans and leases	3,465	2,804
Commercial | Commercial construction | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3,412	2,753
Commercial | Commercial construction | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	43	50
Commercial | Commercial construction | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	8	0
Commercial | Commercial construction | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2	1
Commercial | Commercial construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1,011	1,140
Term loans by origination year, year two	1,318	759
Term loans by origination year, year three	589	511
Term loans by origination year, year four	219	157
Term loans by origination year, year five	52	27
Term loans by origination year, more than five years before current fiscal year	55	75
Revolving	36	42
Revolving Converted to Term Loans	0	0
Total loans and leases	3,280	2,711
Commercial | Commercial construction | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	4
Term loans by origination year, year two	0	0
Term loans by origination year, year three	2	18
Term loans by origination year, year four	49	18
Term loans by origination year, year five	46	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	97	40
Commercial | Commercial construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	2
Term loans by origination year, year two	47	0
Term loans by origination year, year three	5	0
Term loans by origination year, year four	31	43
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	5	5
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	88	50
Commercial | Commercial construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	3
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	0	3
Commercial | Commercial construction | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	0	0
Commercial | Owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,478	2,830
Term loans by origination year, year two	2,911	3,389
Term loans by origination year, year three	3,206	3,039
Term loans by origination year, year four	2,798	1,886
Term loans by origination year, year five	1,663	1,113
Term loans by origination year, more than five years before current fiscal year	2,324	2,031
Revolving	187	185
Revolving Converted to Term Loans	0	0
Total loans and leases	15,567	14,473
Commercial | Owner occupied commercial mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	15,488	14,414
Commercial | Owner occupied commercial mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	22	29
Commercial | Owner occupied commercial mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	10	5
Commercial | Owner occupied commercial mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	47	25
Commercial | Owner occupied commercial mortgage | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,439	2,773
Term loans by origination year, year two	2,840	3,328
Term loans by origination year, year three	3,087	2,966
Term loans by origination year, year four	2,708	1,825
Term loans by origination year, year five	1,579	1,048
Term loans by origination year, more than five years before current fiscal year	2,099	1,867
Revolving	177	177
Revolving Converted to Term Loans	0	0
Total loans and leases	14,929	13,984
Commercial | Owner occupied commercial mortgage | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	31	33
Term loans by origination year, year two	17	14
Term loans by origination year, year three	24	32
Term loans by origination year, year four	27	33
Term loans by origination year, year five	43	18
Term loans by origination year, more than five years before current fiscal year	70	49
Revolving	1	2
Revolving Converted to Term Loans	0	0
Total loans and leases	213	181
Commercial | Owner occupied commercial mortgage | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	8	24
Term loans by origination year, year two	54	47
Term loans by origination year, year three	95	41
Term loans by origination year, year four	63	28
Term loans by origination year, year five	41	47
Term loans by origination year, more than five years before current fiscal year	155	114
Revolving	9	6
Revolving Converted to Term Loans	0	0
Total loans and leases	425	307
Commercial | Owner occupied commercial mortgage | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	1
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	0	1
Commercial | Owner occupied commercial mortgage | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	0	0
Commercial | Non-owner occupied commercial mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,640	2,504
Term loans by origination year, year two	2,603	1,670
Term loans by origination year, year three	1,691	1,931
Term loans by origination year, year four	1,593	1,776
Term loans by origination year, year five	1,403	773
Term loans by origination year, more than five years before current fiscal year	1,558	1,199
Revolving	52	49
Revolving Converted to Term Loans	0	0
Total loans and leases	11,540	9,902
Commercial | Non-owner occupied commercial mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11,010	9,671
Commercial | Non-owner occupied commercial mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	89	76
Commercial | Non-owner occupied commercial mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	160	144
Commercial | Non-owner occupied commercial mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	281	11
Commercial | Non-owner occupied commercial mortgage | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,631	2,501
Term loans by origination year, year two	2,526	1,658
Term loans by origination year, year three	1,641	1,794
Term loans by origination year, year four	1,391	1,397
Term loans by origination year, year five	883	680
Term loans by origination year, more than five years before current fiscal year	1,181	933
Revolving	43	48
Revolving Converted to Term Loans	0	0
Total loans and leases	10,296	9,011
Commercial | Non-owner occupied commercial mortgage | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	8	0
Term loans by origination year, year two	41	1
Term loans by origination year, year three	33	69
Term loans by origination year, year four	88	38
Term loans by origination year, year five	168	35
Term loans by origination year, more than five years before current fiscal year	73	10
Revolving	9	1
Revolving Converted to Term Loans	0	0
Total loans and leases	420	154
Commercial | Non-owner occupied commercial mortgage | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1	3
Term loans by origination year, year two	36	11
Term loans by origination year, year three	17	68
Term loans by origination year, year four	114	324
Term loans by origination year, year five	311	58
Term loans by origination year, more than five years before current fiscal year	276	236
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	755	700
Commercial | Non-owner occupied commercial mortgage | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	17
Term loans by origination year, year five	41	0
Term loans by origination year, more than five years before current fiscal year	28	20
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	69	37
Commercial | Non-owner occupied commercial mortgage | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	0	0
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	8,268	7,889
Term loans by origination year, year two	4,945	4,419
Term loans by origination year, year three	3,227	2,311
Term loans by origination year, year four	1,693	1,739
Term loans by origination year, year five	1,086	1,096
Term loans by origination year, more than five years before current fiscal year	1,226	1,029
Revolving	6,606	5,592
Revolving Converted to Term Loans	21	30
Total loans and leases	27,072	24,105
Commercial | Commercial and industrial | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	26,748	23,853
Commercial | Commercial and industrial | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	164	173
Commercial | Commercial and industrial | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	48	26
Commercial | Commercial and industrial | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	112	53
Commercial | Commercial and industrial | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	8,069	7,695
Term loans by origination year, year two	4,573	4,145
Term loans by origination year, year three	2,945	2,035
Term loans by origination year, year four	1,395	1,533
Term loans by origination year, year five	879	872
Term loans by origination year, more than five years before current fiscal year	937	845
Revolving	6,033	5,252
Revolving Converted to Term Loans	19	29
Total loans and leases	24,850	22,406
Commercial | Commercial and industrial | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	105	87
Term loans by origination year, year two	134	153
Term loans by origination year, year three	144	79
Term loans by origination year, year four	89	63
Term loans by origination year, year five	69	52
Term loans by origination year, more than five years before current fiscal year	21	23
Revolving	194	40
Revolving Converted to Term Loans	0	0
Total loans and leases	756	497
Commercial | Commercial and industrial | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	92	106
Term loans by origination year, year two	219	117
Term loans by origination year, year three	133	194
Term loans by origination year, year four	209	132
Term loans by origination year, year five	126	166
Term loans by origination year, more than five years before current fiscal year	248	145
Revolving	243	200
Revolving Converted to Term Loans	2	1
Total loans and leases	1,272	1,061
Commercial | Commercial and industrial | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2	1
Term loans by origination year, year two	19	4
Term loans by origination year, year three	5	3
Term loans by origination year, year four	0	11
Term loans by origination year, year five	12	6
Term loans by origination year, more than five years before current fiscal year	20	16
Revolving	13	7
Revolving Converted to Term Loans	0	0
Total loans and leases	71	48
Commercial | Commercial and industrial | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	123	93
Revolving Converted to Term Loans	0	0
Total loans and leases	123	93
Commercial | Leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	781	773
Term loans by origination year, year two	557	523
Term loans by origination year, year three	334	435
Term loans by origination year, year four	236	238
Term loans by origination year, year five	102	92
Term loans by origination year, more than five years before current fiscal year	44	110
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	2,054	2,171
Commercial | Leases | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,963	2,079
Commercial | Leases | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	55	59
Commercial | Leases | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	15	17
Commercial | Leases | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	21	16
Commercial | Leases | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	732	718
Term loans by origination year, year two	499	466
Term loans by origination year, year three	290	389
Term loans by origination year, year four	209	216
Term loans by origination year, year five	91	80
Term loans by origination year, more than five years before current fiscal year	35	108
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	1,856	1,977
Commercial | Leases | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	18	21
Term loans by origination year, year two	22	22
Term loans by origination year, year three	20	17
Term loans by origination year, year four	7	9
Term loans by origination year, year five	4	4
Term loans by origination year, more than five years before current fiscal year	1	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	72	73
Commercial | Leases | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	28	32
Term loans by origination year, year two	32	32
Term loans by origination year, year three	21	27
Term loans by origination year, year four	19	12
Term loans by origination year, year five	6	7
Term loans by origination year, more than five years before current fiscal year	8	1
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	114	111
Commercial | Leases | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	3	2
Term loans by origination year, year two	4	3
Term loans by origination year, year three	3	2
Term loans by origination year, year four	1	1
Term loans by origination year, year five	1	1
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	12	9
Commercial | Leases | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	1
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	0	1
SVB
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	6,786
Term loans by origination year, year two	7,989
Term loans by origination year, year three	4,524
Term loans by origination year, year four	2,371
Term loans by origination year, year five	1,345
Term loans by origination year, more than five years before current fiscal year	2,518
Revolving	29,347
Revolving Converted to Term Loans	133
Total loans and leases	55,013	0
SVB | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	54,791
SVB | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	87
SVB | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	56
SVB | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	79
SVB | Global fund banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	453
Term loans by origination year, year two	209
Term loans by origination year, year three	49
Term loans by origination year, year four	39
Term loans by origination year, year five	14
Term loans by origination year, more than five years before current fiscal year	3
Revolving	24,720
Revolving Converted to Term Loans	66
Total loans and leases	25,553	0
SVB | Global fund banking | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	25,553
SVB | Global fund banking | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Global fund banking | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	453
Term loans by origination year, year two	202
Term loans by origination year, year three	40
Term loans by origination year, year four	36
Term loans by origination year, year five	14
Term loans by origination year, more than five years before current fiscal year	3
Revolving	24,702
Revolving Converted to Term Loans	66
Total loans and leases	25,516
SVB | Global fund banking | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Global fund banking | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	7
Term loans by origination year, year three	9
Term loans by origination year, year four	3
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	18
Revolving Converted to Term Loans	0
Total loans and leases	37
SVB | Global fund banking | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Global fund banking | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Investor dependent - early stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	481
Term loans by origination year, year two	617
Term loans by origination year, year three	140
Term loans by origination year, year four	7
Term loans by origination year, year five	1
Term loans by origination year, more than five years before current fiscal year	1
Revolving	154
Revolving Converted to Term Loans	2
Total loans and leases	1,403	0
SVB | Investor dependent - early stage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	1,372
SVB | Investor dependent - early stage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	10
SVB | Investor dependent - early stage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	12
SVB | Investor dependent - early stage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9
SVB | Investor dependent - early stage | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	421
Term loans by origination year, year two	453
Term loans by origination year, year three	85
Term loans by origination year, year four	4
Term loans by origination year, year five	1
Term loans by origination year, more than five years before current fiscal year	0
Revolving	99
Revolving Converted to Term Loans	2
Total loans and leases	1,065
SVB | Investor dependent - early stage | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	8
Term loans by origination year, year two	14
Term loans by origination year, year three	1
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	23
SVB | Investor dependent - early stage | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	40
Term loans by origination year, year two	138
Term loans by origination year, year three	51
Term loans by origination year, year four	3
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	51
Revolving Converted to Term Loans	0
Total loans and leases	283
SVB | Investor dependent - early stage | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	12
Term loans by origination year, year two	12
Term loans by origination year, year three	3
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	1
Revolving	4
Revolving Converted to Term Loans	0
Total loans and leases	32
SVB | Investor dependent - early stage | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Investor dependent - growth stage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1,106
Term loans by origination year, year two	1,196
Term loans by origination year, year three	320
Term loans by origination year, year four	32
Term loans by origination year, year five	9
Term loans by origination year, more than five years before current fiscal year	2
Revolving	227
Revolving Converted to Term Loans	5
Total loans and leases	2,897	0
SVB | Investor dependent - growth stage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,883
SVB | Investor dependent - growth stage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5
SVB | Investor dependent - growth stage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
SVB | Investor dependent - growth stage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	7
SVB | Investor dependent - growth stage | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1,034
Term loans by origination year, year two	967
Term loans by origination year, year three	217
Term loans by origination year, year four	25
Term loans by origination year, year five	8
Term loans by origination year, more than five years before current fiscal year	2
Revolving	198
Revolving Converted to Term Loans	5
Total loans and leases	2,456
SVB | Investor dependent - growth stage | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	6
Term loans by origination year, year two	25
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	31
SVB | Investor dependent - growth stage | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	66
Term loans by origination year, year two	192
Term loans by origination year, year three	83
Term loans by origination year, year four	7
Term loans by origination year, year five	1
Term loans by origination year, more than five years before current fiscal year	0
Revolving	27
Revolving Converted to Term Loans	0
Total loans and leases	376
SVB | Investor dependent - growth stage | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	12
Term loans by origination year, year three	20
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	2
Revolving Converted to Term Loans	0
Total loans and leases	34
SVB | Investor dependent - growth stage | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Innovation C&I and cash flow dependent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,520
Term loans by origination year, year two	2,526
Term loans by origination year, year three	1,123
Term loans by origination year, year four	435
Term loans by origination year, year five	105
Term loans by origination year, more than five years before current fiscal year	54
Revolving	2,895
Revolving Converted to Term Loans	0
Total loans and leases	9,658	0
SVB | Innovation C&I and cash flow dependent | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,588
SVB | Innovation C&I and cash flow dependent | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	27
SVB | Innovation C&I and cash flow dependent | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	3
SVB | Innovation C&I and cash flow dependent | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	40
SVB | Innovation C&I and cash flow dependent | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,370
Term loans by origination year, year two	2,238
Term loans by origination year, year three	833
Term loans by origination year, year four	293
Term loans by origination year, year five	80
Term loans by origination year, more than five years before current fiscal year	44
Revolving	2,598
Revolving Converted to Term Loans	0
Total loans and leases	8,456
SVB | Innovation C&I and cash flow dependent | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	99
Term loans by origination year, year two	103
Term loans by origination year, year three	36
Term loans by origination year, year four	66
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	92
Revolving Converted to Term Loans	0
Total loans and leases	396
SVB | Innovation C&I and cash flow dependent | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	51
Term loans by origination year, year two	185
Term loans by origination year, year three	254
Term loans by origination year, year four	76
Term loans by origination year, year five	25
Term loans by origination year, more than five years before current fiscal year	0
Revolving	175
Revolving Converted to Term Loans	0
Total loans and leases	766
SVB | Innovation C&I and cash flow dependent | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	10
Revolving	30
Revolving Converted to Term Loans	0
Total loans and leases	40
SVB | Innovation C&I and cash flow dependent | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Private Bank
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1,262
Term loans by origination year, year two	2,275
Term loans by origination year, year three	2,152
Term loans by origination year, year four	1,366
Term loans by origination year, year five	755
Term loans by origination year, more than five years before current fiscal year	1,158
Revolving	842
Revolving Converted to Term Loans	12
Total loans and leases	9,822	0
SVB | Private Bank | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	9,764
SVB | Private Bank | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	30
SVB | Private Bank | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	11
SVB | Private Bank | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	17
SVB | Private Bank | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1,247
Term loans by origination year, year two	2,273
Term loans by origination year, year three	2,148
Term loans by origination year, year four	1,361
Term loans by origination year, year five	750
Term loans by origination year, more than five years before current fiscal year	1,114
Revolving	830
Revolving Converted to Term Loans	10
Total loans and leases	9,733
SVB | Private Bank | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	5
Term loans by origination year, year two	2
Term loans by origination year, year three	1
Term loans by origination year, year four	0
Term loans by origination year, year five	1
Term loans by origination year, more than five years before current fiscal year	7
Revolving	7
Revolving Converted to Term Loans	0
Total loans and leases	23
SVB | Private Bank | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	10
Term loans by origination year, year two	0
Term loans by origination year, year three	3
Term loans by origination year, year four	5
Term loans by origination year, year five	3
Term loans by origination year, more than five years before current fiscal year	37
Revolving	5
Revolving Converted to Term Loans	2
Total loans and leases	65
SVB | Private Bank | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	1
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	1
SVB | Private Bank | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | CRE
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	506
Term loans by origination year, year two	478
Term loans by origination year, year three	282
Term loans by origination year, year four	201
Term loans by origination year, year five	281
Term loans by origination year, more than five years before current fiscal year	892
Revolving	53
Revolving Converted to Term Loans	5
Total loans and leases	2,698	0
SVB | CRE | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,658
SVB | CRE | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	10
SVB | CRE | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	28
SVB | CRE | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2
SVB | CRE | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	506
Term loans by origination year, year two	458
Term loans by origination year, year three	257
Term loans by origination year, year four	168
Term loans by origination year, year five	195
Term loans by origination year, more than five years before current fiscal year	801
Revolving	51
Revolving Converted to Term Loans	5
Total loans and leases	2,441
SVB | CRE | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	6
Term loans by origination year, year three	7
Term loans by origination year, year four	10
Term loans by origination year, year five	3
Term loans by origination year, more than five years before current fiscal year	23
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	49
SVB | CRE | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	14
Term loans by origination year, year three	16
Term loans by origination year, year four	10
Term loans by origination year, year five	57
Term loans by origination year, more than five years before current fiscal year	57
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	154
SVB | CRE | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	2
Term loans by origination year, year four	13
Term loans by origination year, year five	26
Term loans by origination year, more than five years before current fiscal year	11
Revolving	2
Revolving Converted to Term Loans	0
Total loans and leases	54
SVB | CRE | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	458
Term loans by origination year, year two	688
Term loans by origination year, year three	458
Term loans by origination year, year four	291
Term loans by origination year, year five	180
Term loans by origination year, more than five years before current fiscal year	408
Revolving	456
Revolving Converted to Term Loans	43
Total loans and leases	2,982	0
SVB | Other | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	2,973
SVB | Other | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	5
SVB | Other | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	0
SVB | Other | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	4
SVB | Other | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	458
Term loans by origination year, year two	625
Term loans by origination year, year three	438
Term loans by origination year, year four	251
Term loans by origination year, year five	176
Term loans by origination year, more than five years before current fiscal year	377
Revolving	435
Revolving Converted to Term Loans	42
Total loans and leases	2,802
SVB | Other | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	11
Term loans by origination year, year three	12
Term loans by origination year, year four	32
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	55
SVB | Other | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	52
Term loans by origination year, year three	8
Term loans by origination year, year four	8
Term loans by origination year, year five	4
Term loans by origination year, more than five years before current fiscal year	31
Revolving	21
Revolving Converted to Term Loans	1
Total loans and leases	125
SVB | Other | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
SVB | Other | Ungraded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0
Term loans by origination year, year two	0
Term loans by origination year, year three	0
Term loans by origination year, year four	0
Term loans by origination year, year five	0
Term loans by origination year, more than five years before current fiscal year	0
Revolving	0
Revolving Converted to Term Loans	0
Total loans and leases	0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,739	4,249
Term loans by origination year, year two	4,076	4,214
Term loans by origination year, year three	3,823	2,337
Term loans by origination year, year four	2,047	930
Term loans by origination year, year five	764	481
Term loans by origination year, more than five years before current fiscal year	2,753	2,775
Revolving	2,302	2,240
Revolving Converted to Term Loans	87	100
Total loans and leases	18,591	17,326
Consumer | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	18,340	17,147
Consumer | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	146	93
Consumer | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	32	22
Consumer | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	73	64
Consumer | Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,053	3,489
Term loans by origination year, year two	3,540	3,730
Term loans by origination year, year three	3,506	2,106
Term loans by origination year, year four	1,907	812
Term loans by origination year, year five	703	419
Term loans by origination year, more than five years before current fiscal year	2,705	2,731
Revolving	8	22
Revolving Converted to Term Loans	0	0
Total loans and leases	14,422	13,309
Consumer | Residential mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	2,047	3,485
Term loans by origination year, year two	3,522	3,721
Term loans by origination year, year three	3,488	2,097
Term loans by origination year, year four	1,895	805
Term loans by origination year, year five	694	413
Term loans by origination year, more than five years before current fiscal year	2,571	2,625
Revolving	8	22
Revolving Converted to Term Loans	0	0
Total loans and leases	14,225	13,168
Consumer | Residential mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	4	3
Term loans by origination year, year two	13	7
Term loans by origination year, year three	14	6
Term loans by origination year, year four	6	5
Term loans by origination year, year five	7	3
Term loans by origination year, more than five years before current fiscal year	74	49
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	118	73
Consumer | Residential mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1	1
Term loans by origination year, year two	1	1
Term loans by origination year, year three	3	2
Term loans by origination year, year four	2	0
Term loans by origination year, year five	1	1
Term loans by origination year, more than five years before current fiscal year	15	11
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	23	16
Consumer | Residential mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1	0
Term loans by origination year, year two	4	1
Term loans by origination year, year three	1	1
Term loans by origination year, year four	4	2
Term loans by origination year, year five	1	2
Term loans by origination year, more than five years before current fiscal year	45	46
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	56	52
Consumer | Revolving mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	1,920	1,851
Revolving Converted to Term Loans	87	100
Total loans and leases	2,007	1,951
Consumer | Revolving mortgage | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	1,903	1,839
Revolving Converted to Term Loans	76	92
Total loans and leases	1,979	1,931
Consumer | Revolving mortgage | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	10	5
Revolving Converted to Term Loans	4	4
Total loans and leases	14	9
Consumer | Revolving mortgage | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	1	2
Revolving Converted to Term Loans	2	1
Total loans and leases	3	3
Consumer | Revolving mortgage | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	6	5
Revolving Converted to Term Loans	5	3
Total loans and leases	11	8
Consumer | Consumer auto
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	527	600
Term loans by origination year, year two	432	402
Term loans by origination year, year three	265	218
Term loans by origination year, year four	132	112
Term loans by origination year, year five	57	60
Term loans by origination year, more than five years before current fiscal year	29	22
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	1,442	1,414
Consumer | Consumer auto | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	525	599
Term loans by origination year, year two	427	398
Term loans by origination year, year three	261	216
Term loans by origination year, year four	131	111
Term loans by origination year, year five	56	59
Term loans by origination year, more than five years before current fiscal year	28	22
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	1,428	1,405
Consumer | Consumer auto | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1	1
Term loans by origination year, year two	3	2
Term loans by origination year, year three	2	2
Term loans by origination year, year four	1	1
Term loans by origination year, year five	1	1
Term loans by origination year, more than five years before current fiscal year	1	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	9	7
Consumer | Consumer auto | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1	0
Term loans by origination year, year two	1	1
Term loans by origination year, year three	1	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	3	1
Consumer | Consumer auto | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	1	1
Term loans by origination year, year three	1	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	0
Revolving	0	0
Revolving Converted to Term Loans	0	0
Total loans and leases	2	1
Consumer | Consumer other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	159	160
Term loans by origination year, year two	104	82
Term loans by origination year, year three	52	13
Term loans by origination year, year four	8	6
Term loans by origination year, year five	4	2
Term loans by origination year, more than five years before current fiscal year	19	22
Revolving	374	367
Revolving Converted to Term Loans	0	0
Total loans and leases	720	652
Consumer | Consumer other | Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	158	160
Term loans by origination year, year two	103	82
Term loans by origination year, year three	52	13
Term loans by origination year, year four	8	6
Term loans by origination year, year five	4	2
Term loans by origination year, more than five years before current fiscal year	16	19
Revolving	367	361
Revolving Converted to Term Loans	0	0
Total loans and leases	708	643
Consumer | Consumer other | 30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	1	0
Term loans by origination year, year two	1	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	0	1
Revolving	3	3
Revolving Converted to Term Loans	0	0
Total loans and leases	5	4
Consumer | Consumer other | 60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	1	1
Revolving	2	1
Revolving Converted to Term Loans	0	0
Total loans and leases	3	2
Consumer | Consumer other | 90 Days or Greater
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term loans by origination year, year one	0	0
Term loans by origination year, year two	0	0
Term loans by origination year, year three	0	0
Term loans by origination year, year four	0	0
Term loans by origination year, year five	0	0
Term loans by origination year, more than five years before current fiscal year	2	1
Revolving	2	2
Revolving Converted to Term Loans	0	0
Total loans and leases	$ 4	$ 3